LEASE LIABILITES (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF OPERATING LEASE LIABILITIES

		Total
Balance at December 31, 2021		$489,123
Interest expense		39,795
Lease payments		(150,275)
Balance at December 31, 2022		378,643
Interest expense		8,220
Lease payments		(38,664)
Balance at March 31, 2023		$348,199

Which consists of:
	March 31, 2023	December 31, 2022
Current lease liability	$108,898	$133,962
Non-current lease liability	239,301	244,681
Ending balance	$348,199	$378,643

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	Total
Less than one year	$134,610
One to three years	209,308
Four to five years	57,686
Total undiscounted lease liabilities	401,604
Amount representing interest	(53,405)
$348,199